Construction Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Construction Services Contracts [Abstract]
Beginning balance	₩ 3,620,788		₩ 4,176,595		₩ 7,236,888
Increase and decrease
new orders and foreign exchange impact	(390,224)		(1,207,097)		(438,142)
Changes in scope of construction work	10,955		20,513		286,251
Increase (decrease) in Construction contracts from new orders and foreign exchange	379,269	[1]	1,186,584	[2]	151,891	[3]
Recognized as revenue	(1,264,916)		(1,742,391)		(3,212,184)
Ending balance	₩ 2,735,141		₩ 3,620,788		₩ 4,176,595

[1]	For the year ended December 31, 2019, the increased balance of contracts from new orders and foreign exchange impact is W 390,224 million and the decreased balance of contracts due to changes in scope of construction work is W 10,955 million.
[2]	For the year ended December 31, 2018, the increased balance of contracts from new orders and foreign exchange impact is W1,207,097 million and the decreased balance of contracts due to changes in scope of construction work is W20,513 million.
[3]	For the year ended December 31, 2017, the increased balance of contracts from new orders and other is W438,142 million and the decreased balance of contracts due to changes in scope of construction work is KRW286,251 million.